Finance Lease Liabilities (Details) - Schedule of Finance Lease Assets Comprise Primarily Vehicles and Office Equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Finance Lease Assets Comprise Primarily Vehicles and Office Equipment [Abstract]
Cost	$ 1,540,416	$ 1,571,075
Less: Accumulated depreciation	(618,097)	(564,844)
Net book value	$ 922,319	$ 1,006,231